Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,705,467	$ 12,013,384
Accrued compensation	1,074,903	1,535,184
Stock based compensation	66,348	200,700
Credit carryforwards	71,910	100,318
Depreciation and amortization carryforwards	(71,054)	(87,903)
Total	9,847,574	13,761,683
Less valuation allowance	(9,847,574)	(13,761,683)
Net Deferred Tax Assets